Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Fair Value for Partnership's Contingent Consideration Liability Measured Recurring Basis using Significant Unobservable Inputs (Level 3)

Changes in fair value during the year ended December 31, 2012 and 2011, for the Partnership’s contingent consideration liability, relating to the acquisition of the Scott Spirit (see note 12i), that is measured at fair value on a recurring basis using significant unobservable inputs (Level 3) are as follows:

	Year Ended
	December 31, 2012	December 31, 2011
	$	$
Fair value at beginning of period	(10,894)	—
Initial liability included in Partners’ equity	—	(10,082)
Partial settlement of liability	5,870	—
Unrealized loss included in Other income - net	(657)	(812)

Fair value at end of period	(5,681)	(10,894)

Estimated Fair Value of Financial Instruments Measured at Fair Value on Recurring Basis

The following table includes the estimated fair value and carrying value of those assets and liabilities that are measured at fair value on a recurring and non-recurring basis, as well as the estimated fair value of the Partnership’s financial instruments that are not accounted for at fair value on a recurring basis.

		December 31, 2012		December 31, 2011
	Fair Value Hierarchy Level	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $	Carrying Amount Asset (Liability) $	Fair Value Asset (Liability) $
Recurring:
Cash and cash equivalents	Level 1	206,339	206,339	179,934	179,934
Contingent consideration	Level 3	(5,681)	(5,681)	(10,894)	(10,894)
Derivative instruments (note 13)
Interest rate swap agreements	Level 2	(270,731)	(270,731)	(297,979)	(297,979)
Cross currency swap agreement	Level 2	13,435	13,435	2,677	2,677
Foreign currency forward contracts	Level 2	2,153	2,153	(1,078)	(1,078)

Non-Recurring:
Vessels held for sale	Level 2	13,250	13,250	19,000	19,000
Vessels and equipment (note 19)	Level 3	17,979	17,979	—	—
Vessels and equipment (note 19)	Level 2	—	—	42,848	42,848

Other:
Long-term debt - public (note 8)	Level 1	(215,641)	(221,086)	(100,417)	(100,969)
Long-term debt - non-public (note 8)	Level 2	(1,553,991)	(1,452,136)	(1,928,659)	(1,800,110)

Summary of Partnership's Financing Receivables

The following table contains a summary of the Partnership’s financing receivables by type of borrower and the method by which the Partnership monitors the credit quality of its financing receivables on a quarterly basis:

	Credit Quality Indicator	Grade	Year Ended December 31, 2012 $	Year Ended December 31, 2011 $
Direct financing leases	Payment activity	Performing	33,215	50,306